Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information
Entity Registrant Name	International Game Technology PLC
Entity Central Index Key	0001619762
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	200,244,239
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY